Other current assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other current assets
10. Other current assets

	2020	2019
	€	€
Prepayments	540,701	47,536
Other assets	1,212,626	—

	1,753,327	47,536

Prepayments mainly relate to prepaid rent, insurance, prepaid personnel expenses and general and administrative expenses.
Other assets mainly consist of deferred transaction costs related to Group’s in-process
equity financing. The Company defers the transaction costs related to any in-process
financing. Upon completion of the financing transactions, all related transaction costs are deducted from share premium.